Share Based Payments (Tables)	12 Months Ended
Jun. 30, 2025
Share Based Payments [Abstract]
Schedule of Determined Based on the Achievement of KPIs and Divided

The total number of shares that may be vested by June 30, 2026, is determined based on the achievement of KPIs and divided into the following categories:

	Top	Target	Floor
Complete Plan - total shares	765,779	478,778	313,173

Schedule of Assumptions Adopted in Measuring the Fair Value

The main assumptions adopted in measuring the fair value of the instruments granted under the 3rd ILPA Plan, based on pricing models that consider market variables and specific characteristics of the plan, are:

Share price at the start of the plan 03/07/2023	R$24.85
Share projection – DI	R$32.90
Annual volatility	34.1%
Start of the plan	07/01/2023
Maturity	06/30/2026
DI rate - 1 day	9.8%
Share price volatility during the period	R$14.68
Modeling	Black-Scholes

Schedule of Expected Share Delivery KPI After the Vesting Period

The expected share delivery at the “Floor” KPI after the vesting period is shown below:

Number of shares
Balance on 06/30/2023	-
Granted	313,173
Balance on 06/30/2024	313,173
Canceled	(29,656)
Balance on 06/30/2025	288,517